Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Note 11 – Subsequent Events

The Company has evaluated all events that occurred after the balance sheet date through the date when the financial statements were issued to determine if they must be reported. The Management of the Company determined that there were certain reportable subsequent event(s) to be disclosed as follows:

Artist Agreement

On October 27, 2015, the Company entered into an Artist Agreement with I Break Horses, a Swedish duo based in Stockholm.

The Artist Agreement is effective October 27, 2015 and has a term lasting as long as I Break Horses artist recordings are available via the VNUE Service. Under the terms of the Artist Agreement, the Company shall handle rights clearing and distribution for I Break Horses recordings and receive 30% of the Net Income generated thereby.

License Agreement

On November 2, 2015, the Company entered into a License Agreement with Universal Music Corp. (“Universal”).

The License Agreement is effective September 8, 2015, and has a term of Two (2) Years from the Effective Date. Under the terms of the License Agreement, Universal is granting to VNUE a non-exclusive, non-transferable, non-sublicensable license to create and distribute content using certain Universal compositions, more specified in the Grant of Right’s section of the License Agreement.

The Company will then market and sell this content via the VNUE Service at certain agreed upon price points more specifically described in the Business Model and Price Points Section of the License Agreement, and the Company shall pay Universal royalties for each sale of the content as specified in the Royalty Rates section of the License Agreement.

In accordance with the Minimum Guarantee provision of the License Agreement, the Company shall pay to Universal a minimum first year fee of Fifty Thousand Dollars ($50,000), which is due within 10 days of execution and a second year minimum fee of Fifty Thousand Dollars ($50,000), which is due upon the commencement of the second year of the Term.

Sale of Common Shares for Cash

During the period from November 5, 2015 to December 3, 2015, the Company sold 11,550,640 shares of its common stock in aggregate to certain investors at the price ranging from $0.012 to $0.028 per share, or $195,000 for cash.

On December 28, 2015, the Company sold 710,227 shares of its common stock to an investor at $0.0352 per share, or $25,000 for cash.

Note 11 – Subsequent Events

The Company has evaluated all events that occurred after the balance sheet date through the date when the financial statements were issued to determine if they must be reported. The Management of the Company determined that there were certain reportable subsequent event(s) to be disclosed as follows:

Sale of Common Shares for Cash

The Company sold 448,575 common shares at $1.53 per share to seven investors for $686,320 in cash during the period from January 2015 to May 2015.

Closing of Agreement and Plan of Merger

On May 29, 2015, Vnue, Inc. (formerly Tierra Grande Resources Inc. (the “TGRI”) closed the Agreement and Plan of Merger (the “Merger Agreement”), initially entered into on April 13, 2015 with VNUE Washington and all of the stockholders of VNUE Washington.

Upon closing of the Merger Agreement a total of 507,629,872 shares of TGRI common stock were issued as follows: (i) all shares of Vnue Washington stock of any class or series issued and outstanding immediately prior to the closing of the Merger Agreement were automatically converted into and exchanged for an aggregate of 477,815,488 fully paid and non-assessable shares of TGRI common stock; and (ii) an aggregate of 29,814,384 shares of TGRI common stock were issued to Matheau J. W. Stout, Esq. as payment for services performed prior to and in connection with the Merger. The number of TGRI common shares issued to Vnue Washington's stockholders for the acquisition of all shares of Vnue Washington represented approximately 79.0% of the issued and outstanding common stock immediately after the closing of the Merger Agreement. The board of directors and the members of the management of TGRI resigned and the board of directors and the member of the management of Vnue Washington became the board of directors and the member of the management of the combined entities upon closing of the Merger Agreement.

As a result of the controlling financial interest of the former stockholders of Vnue Washington, for financial statement reporting purposes, the merger between TGRI and Vnue Washington was treated as a reverse acquisition, with Vnue Washington deemed the accounting acquirer and TGRI deemed the accounting acquiree under the acquisition method of accounting in accordance with Section 805-10-55 of the FASB Accounting Standards Codification. The reverse acquisition is deemed a capital transaction in substance whereas the assets and liabilities of Vnue Washington (the accounting acquirer) are carried forward to TGRI (the legal acquirer and the reporting entity) at their carrying value before the combination and the equity structure (the number and type of equity interests issued) of Vnue Washington is being retroactively restated using the exchange ratio established in the Merger Agreement to reflect the number of shares of TGRI issued to effectuate the acquisition.  The number of common shares issued and outstanding and the amount recognized as issued equity interests in the consolidated financial statements is determined by adding the number of common shares deemed issued and the issued equity interests of Vnue Washington immediately prior to the business combination to the unredeemed shares and the fair value of TGRI determined in accordance with the guidance in ASC Section 805-40-55 applicable to business combinations, i.e. the equity structure (the number and type of equity interests issued) in the consolidated financial statements immediately post the combination reflects the equity structure of TGRI, including the equity interests the legal parent issued to effect the combination.

Acquisition-Related Costs

Pursuant to FASB ASC Paragraph 805-10-25-23 acquisition-related costs are costs the acquirer incurs to effect a business combination. Those costs include finder’s fees; advisory, legal, accounting, valuation, and other professional or consulting fees; general administrative costs, including the costs of maintaining an internal acquisitions department; and costs of registering and issuing debt and equity securities. The acquirer shall account for acquisition related costs as expenses in the periods in which the costs are incurred and the services are received, with one exception. The costs to issue debt or equity securities shall be recognized in accordance with other applicable GAAP.